Other assets	12 Months Ended
Dec. 31, 2024
Other assets
Other assets

11. Other assets

Other assets comprise the following at December 31:

	2024			2023
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits	20,434	344	20,778	21,530	420	21,950
Prepayments and accrued income	18	6,887	6,905	11	5,694	5,705
Advances to suppliers	—	8,927	8,927	—	11,296	11,296
Other assets	1,999	35,856	37,855	615	169,067	169,682
Total	22,451	52,014	74,465	22,156	186,477	208,633

As of December 31, 2024 and 2023, the amount within “Guarantees and deposits” is mainly due to (i) a deposit made during 2021 with the Tennessee Valley Authority (TAC) which supplies power to Ferroglobe USA Metals, LLC., (ii) certain letters of credit and (iii) deposits linked to factoring agreements.

As of December 31, 2024, the decrease in “Other assets” mainly relates to the Company’s benefit from a program administered by the French Energy Regulatory Commission which allows alternative suppliers to purchase electricity generated by nuclear power plants under favorable conditions set by the public authorities, known as ARENH, and the additional agreement with EDF in which we agreed different electricity prices throughout the year based on demand amounting to $32,301 thousand ($164,259 thousand in 2023). The Company deducted this amount from its related expense in “Raw Materials and energy consumption for production” in the consolidated income statements (See Note 27.2). The Company received $164,259 thousand related to the 2023 benefit in the first quarter of 2024 and $32,301 thousand related to 2024 in the first quarter of 2025.